Loss per share	6 Months Ended
Jun. 30, 2021
Earnings Per Share [Abstract]
Loss per share	Loss per share
The computation of basic loss per share (“LPS”) is based on the weighted average number of shares outstanding during the period. Diluted LPS includes the effect of the assumed conversion of potentially dilutive instruments. However, as the current and comparative periods are all loss making, the effect of dilution is nil.

The components of the numerator for the calculation of basic and diluted LPS were as follows:

(In $ millions)	Six months ended June 30, 2021	Six months ended June 30, 2020
Net loss attributable to shareholder	(605)	(1,745)
Effect of dilution	—	—
Diluted net loss available to shareholders	(605)	(1,745)

The components of the denominator for the calculation of basic and diluted LPS were as follows:

(In millions)	Six months ended June 30, 2021	Six months ended June 30, 2020
Basic loss per share:
Weighted average number of common shares outstanding	100	100
Diluted loss per share:
Effect of dilution	—	—
Weighted average number of common shares outstanding adjusted for the effects of dilution	100	100

The basic and diluted loss per share were as follows:

(In $)	Six months ended June 30, 2021	Six months ended June 30, 2020
Basic loss per share	(6.03)	(17.40)
Diluted loss per share	(6.03)	(17.40)